Assumptions to Estimate Fair Value of Conversion Option of Convertible Bonds (Detail) (Significant unobservable inputs (Level 3), USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Significant unobservable inputs (Level 3)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Underlying share price	$ 1.01	$ 0.98
Conversion price	$ 19.125	$ 19.125
Time to maturity	5 years 15 days	6 years 15 days
Risk-free rate	0.73%	1.10%
Expected volatility	99.74%	102.63%
Comparable yield to maturity	17.32%	16.28%